Stock-Based Compensation and Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2016
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Schedule of Restricted Stock Activity

The table below reflects recent restricted stock activity as well as other information related to awards of restricted stock that were granted under the Equity Incentive Plan. Restricted stock granted under the Equity Incentive Plan generally vests over a three- or four-year period on a graded-vesting basis with equal proportions of the shares vesting at the annual anniversary date of the grant in each of the three or four years in the vesting period.

	Fiscal 2016		Fiscal 2015		Fiscal 2014
	Shares	Weighted Average Grant Date Fair Value per Share	Shares	Weighted Average Grant Date Fair Value per Share	Shares	Weighted Average Grant Date Fair Value per Share
Unvested Restricted Shares:
Balance at beginning of fiscal year	1,625,477	$2.46	2,247,565	$1.22	2,851,824	$1.42
Granted	237,049	$11.46	779,154	$4.09	505,460	$1.01
Vested	(1,212,472)	$2.73	(1,228,646)	$1.43	(1,060,406)	$1.68
Forfeited	(98,543)	$1.01	(172,596)	$1.01	(49,313)	$1.01

Balance at end of fiscal year	551,511	$5.99	1,625,477	$2.46	2,247,565	$1.22

Vested Restricted Shares:
Balance at beginning of fiscal year	2,913,207	$1.72	1,857,157	$1.85	1,186,968	$2.81
Vested	1,212,472	$2.73	1,228,646	$1.43	1,060,406	$1.68
Repurchased	(259,249)	$1.51	(172,596)	$1.01	(390,217)	$4.30

Balance at end of fiscal year	3,866,430	$2.05	2,913,207	$1.72	1,857,157	$1.85

Schedule of Restricted Shares Granted Weighted Average Grant Date Fair Value

During Fiscal 2016, the Company granted restricted shares with weighted average grant date fair values per share as follows:

Grants Made During the Quarter Ended	Number of Restricted Shares Granted	Weighted Average Fair Value of Common Stock per Share on Date of Grant
April 2, 2016	130,682	$10.24
July 2, 2016	93,696	$11.25
December 31, 2016	12,671	$25.65

Schedule of RSUs and Stock Options

A summary of the Fiscal 2016 awards of RSUs and stock options were as follows:

Awards Granted During the Quarter Ended	Number of Awards Granted	Weighted Average Fair Value on Date of Grant
RSUs:
October 1, 2016	240,843	$25.69
December 31, 2016	587,140	$25.68
Stock Options:
October 1, 2016	648,301	$4.74
December 31, 2016	8,960	$4.91

Schedule of Stock Option Award Using the Black-Scholes Model

The grant-date fair value of the stock option awards are determined using the Black-Scholes model. Weighted average inputs to the Black-Scholes model were as follows:

Stock price on date of grant	$26.24
Exercise price	$25.70
Expected term	4.74 years
Risk-free interest rate (range 0.74% to 1.36%)	1.18%
Expected dividend yield (range 2.2% to 2.5%)	2.29%
Expected volatility	23.8%

Schedule of Restricted Stock Unit Award During End of the Period

Additional information relating to the RSU awards follows:

	Shares	Weighted Average Grant Date Fair value per Share
Unvested RSUs:
Balance at beginning of fiscal year	—	—
Granted	827,983	$25.69
Vested	(4,948)	$25.69
Forfeited	(2,626)	$25.69

Balance at end of fiscal year	820,409	$25.69

RSUs Expected to vest	769,352	$25.69

Vested RSUs:
Balance at beginning of fiscal year	—	—
Vested	4,948	$25.69

Balance at end of fiscal year	4,948	$25.69

Schedule of Stock Option Award at the End of the Period

Additional information relating to the stock option awards follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1) (in thousands)
Balance at beginning of fiscal year	—	—
Granted	657,261	$25.70
Forfeited	(7,876)	$25.69

Balance outstanding at end of period	649,385	$25.70	9.66 years	$2,647

Options expected to vest	610,940	$25.70	9.66 years	$2,491

(1)	Represents the total pre-tax intrinsic value, based on the closing price of the Company’s common stock on the New York Stock Exchange on December 31, 2016 and is the amount the option holders would have received had all option holders exercised their options on December 31, 2016.